First Trust Senior Floating Rate 2022 Target Term Fund (FIV)
Portfolio of Investments
February 29, 2020 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) – 144.0%
	Aerospace & Defense – 1.1%
$3,731,199	Transdigm, Inc., Term Loan G, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.85%	08/22/24	$3,656,575
	Alternative Carriers – 2.0%
6,851,610	Level 3 Financing, Inc., Tranche B 2027 Term Loan, 1 Mo. LIBOR + 1.75%, 0.00% Floor	3.35%	03/01/27	6,688,885
	Apparel Retail – 0.1%
300,110	Burlington Coat Factory Warehouse Corp., Term Loan B, 1 Mo. LIBOR + 1.75%, 0.00% Floor	3.41%	11/17/24	295,608
	Application Software – 15.2%
1,910,856	CCC Information Services, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.36%	04/26/24	1,892,550
3,197,231	Hyland Software, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.75% Floor	5.10%	07/01/24	3,177,248
4,987,000	Infor (US), Inc. (fka Lawson Software, Inc.), Term Loan B-6, 3 Mo. LIBOR + 2.75%, 1.00% Floor	4.69%	02/02/22	4,948,351
300,611	Internet Brands, Inc. (MH Sub I, LLC), Term Loan, 1 Mo. LIBOR + 3.75%, 0.00% Floor	5.35%	09/13/24	292,470
1,247,983	Micro Focus International (MA Financeco, LLC), Miami Escrow TL B3, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.10%	06/21/24	1,182,464
8,427,843	Micro Focus International (MA Financeco, LLC), Seattle Spinco TLB, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.10%	06/21/24	7,985,381
12,050,910	Micro Focus International (MA Financeco, LLC), Term Loan B2, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.85%	11/19/21	11,900,273
1,789,416	Mitchell International, Inc., 1st Lien Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	4.85%	11/30/24	1,751,391
1,768,807	NCR Corp., Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.11%	08/28/26	1,758,866
700,240	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), 2019 Incremental Term Loan B, 6 Mo. LIBOR + 4.25%, 0.00% Floor	6.13%	04/26/24	694,114
7,059,274	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), Term Loan B, 6 Mo. LIBOR + 3.50%, 1.00% Floor	5.38%	04/26/24	6,953,385
5,254,610	RP Crown Parent (JDA Software Group), Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.35%	10/12/23	5,202,064
3,039,094	SolarWinds Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.35%	02/05/24	2,985,910
380,858	Veeam Software Holdings Limited (VS Buyer, LLC), Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	4.77%	02/28/27	376,097
				51,100,564
	Asset Management & Custody Banks – 0.2%
757,432	Harbourvest Partners L.P., Term Loan B, 2 Mo. LIBOR + 2.25%, 0.00% Floor	3.93%	03/01/25	753,175
	Auto Parts & Equipment – 2.9%
3,032,851	American Axle & Manufacturing Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor	3.88%	04/06/24	2,949,447
5,846,626	Gates Global, LLC, Initial B-2 Dollar Term Loans, 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.35%	03/31/24	5,728,466
363,290	Lumileds (Bright Bidco B.V.), Term Loan B, 1 Mo. LIBOR + 3.50%, 1.00% Floor	5.10%	06/30/24	208,468
1,680,214	Lumileds (Bright Bidco B.V.), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	5.44%	06/30/24	964,163
				9,850,544

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)
Portfolio of Investments (Continued)
February 29, 2020 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Automotive Retail – 0.1%
$362,083	KAR Auction Services, Inc. (Adesa), Term Loan B-6, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.94%	09/19/26	$358,462
	Broadcasting – 6.2%
1,121,944	Cumulus Media Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 3.75%, 1.00% Floor	5.35%	03/31/26	1,096,700
1,604,686	Diamond Sports Group, LLC, Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	4.88%	08/23/26	1,460,264
1,088,397	E.W. Scripps Company, Term Loan B-2, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.10%	05/01/26	1,081,594
248,669	Entercom Media Corp. (CBS Radio), Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.10%	11/17/24	245,250
1,378,466	Gray Television, Inc., Term C Loan, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.16%	01/02/26	1,368,128
2,897,520	iHeartCommunications, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	4.66%	04/29/26	2,839,569
6,939,130	Nexstar Broadcasting, Inc., Incremental Term Loan B-4, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.41%	09/19/26	6,869,739
1,174,857	Nexstar Broadcasting, Inc., Mission Term Loan B-3, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.91%	01/17/24	1,166,492
4,876,021	Nexstar Broadcasting, Inc., Nexstar Term Loan B-3, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.85%	01/17/24	4,841,304
				20,969,040
	Building Products – 1.4%
1,020,169	JELD-WEN, Inc., Term Loan B-4, 3 Mo. LIBOR + 2.00%, 0.00% Floor	3.94%	12/14/24	1,013,794
3,927,623	Quikrete Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.10%	01/31/27	3,847,106
				4,860,900
	Cable & Satellite – 3.0%
2,254,210	Cablevision (aka CSC Holdings, Inc.), March 2017 Term Loan B-1, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.91%	07/17/25	2,225,063
1,322,017	Cablevision (aka CSC Holdings, Inc.), Sept. 2019 Term Loan B-5, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.16%	04/15/27	1,305,492
4,797,203	Charter Communications Operating, LLC, Term Loan B1, 1 Mo. LIBOR + 1.75%, 0.00% Floor	3.36%	04/30/25	4,740,836
2,000,000	Virgin Media Investment Holdings Limited, Term Loan N, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.16%	01/31/28	1,963,340
				10,234,731
	Casinos & Gaming – 17.3%
6,981,400	Aristocrat Technologies, Inc., Term B-3 Loan, 3 Mo. LIBOR + 1.75%, 0.00% Floor	3.58%	10/19/24	6,824,319
3,000,000	Boyd Gaming Corporation, Term Loan B, 1 Week LIBOR + 2.25%, 0.00% Floor	2.92%	09/15/23	2,956,260
3,296,605	Caesars Entertainment Operating Company, Inc. (CEOC), Term Loan, 1 Mo. LIBOR + 2.00%, 0.00% Floor	3.60%	10/07/24	3,278,276
10,761,494	Caesars Resort Collection, LLC, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.77%	12/22/24	10,366,870
14,185,318	CityCenter Holdings, LLC, Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor	3.85%	04/18/24	13,996,228
3,719,742	Golden Nugget, Inc., Term Loan B, 1 Mo. LIBOR + 2.50%, 0.75% Floor	4.10%-4.14%	10/04/23	3,641,479

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)
Portfolio of Investments (Continued)
February 29, 2020 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Casinos & Gaming (Continued)
$306,971	GVC Holdings PLC, Term Loan B, 1 Mo. LIBOR + 2.25%, 1.00% Floor	3.91%	03/16/24	$299,297
539,347	Penn National Gaming, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.85%	10/15/25	531,256
848,836	Scientific Games International, Inc., Term Loan B5, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.35%	08/14/24	821,784
3,447,011	Scientific Games International, Inc., Term Loan B5, 2 Mo. LIBOR + 2.75%, 0.00% Floor	4.37%	08/14/24	3,337,154
6,653,280	Stars Group Holdings B.V. (Amaya), Term Loan B, 3 Mo. LIBOR + 3.50%, 0.00% Floor	5.44%	07/10/25	6,630,392
1,429,216	Station Casinos, Inc. (Red Rocks), Term Loan B, 1 Mo. LIBOR + 2.25%, 0.25% Floor	3.86%	01/31/27	1,394,672
660,282	Twin River Worldwide Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.35%	05/10/26	646,799
3,391,399	VICI Properties 1, LLC (Caesars), Term Loan B, 1 Mo. LIBOR + 1.75%, 0.00% Floor	3.38%	12/22/24	3,323,571
				58,048,357
	Coal & Consumable Fuels – 1.1%
3,935,034	Arch Coal, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.35%	03/07/24	3,462,830
283,677	Peabody Energy Corp., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.35%	03/31/25	190,064
				3,652,894
	Communications Equipment – 0.3%
859,845	Commscope, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	4.85%	04/06/26	844,797
	Construction & Engineering – 0.0%
162,662	Pike Corp., 2019 New Term Loans, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.86%	07/24/26	161,006
	Diversified Support Services – 0.4%
1,292,437	Brightview Landscapes, LLC (FKA - Brickman), Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.13%-4.19%	08/15/25	1,276,281
	Electric Utilities – 2.3%
7,819,222	Vistra Operations Company, LLC (TEX/TXU), Term Loan B3, 1 Mo. LIBOR + 1.75%, 0.00% Floor	3.35%-3.41%	12/31/25	7,721,482
	Environmental & Facilities Services – 1.2%
4,027,415	Packers Holdings, LLC, Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.91%	12/04/24	3,933,455
	Food Distributors – 1.3%
1,321,683	US Foods, Inc., Incremental B-2019 Term Loan, 1 Mo. LIBOR + 2.00%, 0.00% Floor	3.60%	08/31/26	1,304,064
2,989,677	US Foods, Inc., Term Loan B, 1 Mo. LIBOR + 1.75%, 0.00% Floor	3.35%	06/27/23	2,949,825
				4,253,889
	Health Care Facilities – 1.7%
1,081,995	Gentiva Health Services, Inc. (Kindred at Home), Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	4.88%	07/02/25	1,071,176

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)
Portfolio of Investments (Continued)
February 29, 2020 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Health Care Facilities (Continued)
$4,697,055	Select Medical Corporation, Term Loan B, 6 Mo. LIBOR + 2.50%, 0.00% Floor	4.58%	03/06/25	$4,650,084
				5,721,260
	Health Care Services – 11.4%
5,768,214	Air Medical Group Holdings, Inc. (Global Medical Response), Term Loan B, 2 Mo. LIBOR + 3.25%, 1.00% Floor	4.93%	04/28/22	5,436,541
2,504,557	Air Methods Corp. (a/k/a ASP AMC Intermediate Holdings, Inc.), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	5.44%	04/21/24	2,061,050
397,045	athenahealth, Inc. (VVC Holding Corp.), Term Loan B, 1 Mo. LIBOR + 4.50%, 0.00% Floor	6.16%	02/15/26	392,082
8,220,917	CHG Healthcare Services, Inc., Term Loan, 1 Mo. LIBOR + 3.00%, 1.00% Floor	4.60%	06/07/23	8,154,164
3,977,197	DaVita, Inc., Term Loan B, 1 Mo. LIBOR + 1.75%, 0.00% Floor	3.35%	08/12/26	3,928,197
3,349,887	DuPage Medical Group (Midwest Physician Admin. Services, LLC), Term Loan B, 1 Mo. LIBOR + 2.75%, 0.75% Floor	4.35%	08/15/24	3,291,264
3,931,027	Envision Healthcare Corporation, Term Loan B, 1 Mo. LIBOR + 3.75%, 0.00% Floor	5.35%	10/10/25	3,152,683
4,814,488	Exam Works (Gold Merger Co., Inc.), Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.85%	07/27/23	4,820,506
4,249,974	Surgery Centers Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.86%	08/31/24	4,101,225
2,582,311	Team Health, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.35%	02/06/24	1,947,502
786,830	Verscend Technologies, Inc., Term Loan B, 1 Mo. LIBOR + 4.50%, 0.00% Floor	6.10%	08/27/25	782,896
172,260	Vizient, Inc., Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	3.52%	05/06/26	172,422
				38,240,532
	Health Care Technology – 3.7%
11,983,342	Change Healthcare Holdings, Term Loan B, 1 Mo. LIBOR + 2.50%, 1.00% Floor	4.10%	03/01/24	11,728,695
678,629	Press Ganey (Azalea TopCo, Inc.), Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	5.10%	07/25/26	676,648
				12,405,343
	Hotels, Resorts & Cruise Lines – 1.8%
6,190,287	Four Seasons Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	3.60%	11/30/23	6,076,819
	Household Appliances – 0.3%
1,154,903	Traeger Grills (TGP Holdings III, LLC), Term Loan B, 3 Mo. LIBOR + 4.25%, 1.00% Floor	6.03%	09/25/24	1,065,399
	Human Resource & Employment Services – 0.9%
2,985,904	Alight, Inc. (fka Tempo Acq.), Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.35%	05/01/24	2,942,996
	Hypermarkets & Super Centers – 2.1%
7,006,311	BJ’s Wholesale Club, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.90%	02/05/24	6,939,541
	Independent Power Producers & Energy Traders – 0.6%
1,979,274	Calpine Corporation, Term Loan B5, 3 Mo. LIBOR + 2.25%, 0.00% Floor	4.20%	01/15/24	1,943,806

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)
Portfolio of Investments (Continued)
February 29, 2020 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Industrial Conglomerates – 0.1%
$469,593	Gardner Denver, Inc., Term Loan B, 1 Mo. LIBOR + 1.75%, 0.00% Floor	3.35%	02/28/27	$461,962
	Insurance Brokers – 6.9%
2,093,950	Alliant Holdings I, LLC, 2019 New Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	4.91%	05/10/25	2,060,803
3,298,901	Alliant Holdings I, LLC, Initial Term Loan, 1 Mo. LIBOR + 3.00%, 0.00% Floor	4.60%	05/09/25	3,227,413
5,939,266	Amwins Group, Inc., Term Loan B (First Lien), 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.42%	01/25/24	5,909,570
1,702,899	HUB International Limited, 2019 Incremental Term Loan B2, 3 Mo. LIBOR + 4.00%, 1.00% Floor	5.69%	04/25/25	1,696,819
17,247	HUB International Limited, Term Loan B, 2 Mo. LIBOR + 2.75%, 0.00% Floor	4.52%	04/25/25	16,741
6,778,154	HUB International Limited, Term Loan B, 3 Mo. LIBOR + 2.75%, 0.00% Floor	4.55%	04/25/25	6,579,080
3,924,924	USI, Inc. (fka Compass Investors, Inc.), Term Loan B, 3 Mo. LIBOR + 3.00%, 0.00% Floor	4.94%	05/15/24	3,826,801
				23,317,227
	Integrated Telecommunication Services – 3.6%
6,621,309	CenturyLink, Inc. (Qwest), Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.85%	03/15/27	6,417,174
727,273	Numericable (Altice France SA or SFR), Term Loan B-11, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.35%	07/31/25	699,091
5,000,000	Windstream Corporation, DIP Term Loan , 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.11%	03/31/21	4,996,900
				12,113,165
	Interactive Home Entertainment – 0.3%
1,095,466	Playtika Holding Corp., Term Loan B, 1 Mo. LIBOR + 6.00%, 1.00% Floor	7.60%	11/30/24	1,095,466
	Investment Banking & Brokerage – 0.2%
837,949	Citadel Securities LP, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.35%	02/27/26	829,570
	Leisure Facilities – 1.0%
3,516,683	ClubCorp Holdings, Inc., Term Loan B, 3 Mo. LIBOR + 2.75%, 0.00% Floor	4.69%	09/18/24	3,260,246
	Life Sciences Tools & Services – 0.3%
1,030,491	Ortho-Clinical Diagnostics, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	4.91%	05/31/25	978,967
	Managed Health Care – 5.4%
15,580,031	Multiplan, Inc. (MPH), Term Loan B, 3 Mo. LIBOR + 2.75%, 1.00% Floor	4.69%	06/07/23	14,813,961
3,405,239	Versant Health (Wink Holdco, Inc.), Initial Term Loan, 1 Mo. LIBOR + 3.00%, 1.00% Floor	4.60%	12/02/24	3,337,134
				18,151,095
	Metal & Glass Containers – 1.5%
5,024,750	Berry Global, Inc., Term Loan Y, 1 Mo. LIBOR + 2.00%, 0.00% Floor	3.67%	07/01/26	4,934,706

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)
Portfolio of Investments (Continued)
February 29, 2020 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Movies & Entertainment – 2.6%
$2,516,980	AMC Entertainment, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	4.61%	04/22/26	$2,430,471
6,799,458	Cineworld Group PLC (Crown), Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.85%	02/05/25	6,274,948
				8,705,419
	Other Diversified Financial Services – 5.3%
10,856,683	AlixPartners, LLP, Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.10%	04/04/24	10,585,266
4,904,128	Duff & Phelps Corporation (Deerfield Dakota), Initial Term Loan, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.85%	02/13/25	4,881,128
1,487,253	Refinitiv US Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	4.85%	10/01/25	1,482,909
967,625	Wex, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.85%	05/17/26	954,727
				17,904,030
	Packaged Foods & Meats – 4.3%
254,947	B&G Foods, Inc., Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.10%	09/30/26	252,079
3,813,165	Hostess Brands, LLC (HB Holdings), Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor	3.85%	08/03/25	3,744,071
35,485	Hostess Brands, LLC (HB Holdings), Term Loan B, 2 Mo. LIBOR + 2.25%, 0.75% Floor	4.01%	08/03/25	34,842
10,310,023	Hostess Brands, LLC (HB Holdings), Term Loan B, 3 Mo. LIBOR + 2.25%, 0.75% Floor	4.01%-4.03%	08/03/25	10,123,205
326,977	Simply Good Foods (Atkins Nutritionals, Inc.), Term Loan B, 1 Mo. LIBOR + 3.75%, 1.00% Floor	5.40%	07/07/24	326,159
				14,480,356
	Paper Packaging – 4.4%
1,770,818	Reynolds Consumer Products LLC, Term Loan B, 3 Mo. LIBOR + 1.75%, 0.00% Floor	3.50%	01/31/27	1,748,683
13,271,228	Reynolds Group Holdings, Inc., U.S. Term Loan, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.35%	02/05/23	13,124,714
				14,873,397
	Pharmaceuticals – 13.7%
2,068,105	Akorn, Inc., Loan, 1 Mo. LIBOR + 10.00%, 1.00% Floor	11.69%	04/16/21	1,992,267
6,191,017	Bausch Health Companies, Inc. (Valeant), First Incremental Term Loan, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.41%	06/01/25	6,150,404
8,351,747	Bausch Health Companies, Inc. (Valeant), Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	4.66%	06/01/25	8,293,285
5,190,930	Elanco Animal Health, Inc., Term Loan B, 1 Mo. LIBOR + 1.75%, 0.00% Floor	3.35%	03/31/27	5,130,352
9,403,748	Endo, LLC, Term Loan B, 1 Mo. LIBOR + 4.25%, 0.75% Floor	5.94%	04/29/24	8,966,850
2,467,937	GoodRX, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.35%	10/15/25	2,446,343
2,228,873	IQVIA, Inc. (Quintiles), Term Loan B3, 3 Mo. LIBOR + 1.75%, 0.00% Floor	3.69%	06/11/25	2,211,466
1,794,496	Mallinckrodt International Finance S.A., 2017 Term Loan B, 3 Mo. LIBOR + 2.75%, 0.75% Floor	4.69%	09/24/24	1,594,105
569,971	Mallinckrodt International Finance S.A., 2018 Incremental Term Loan, 3 Mo. LIBOR + 3.00%, 0.75% Floor	4.70%	02/24/25	499,539
3,425,795	Parexel International Corp., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.35%	09/27/24	3,317,300

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)
Portfolio of Investments (Continued)
February 29, 2020 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Pharmaceuticals (Continued)
$5,562,289	Pharmaceutical Product Development, Inc. (PPDI), Term Loan B, 1 Mo. LIBOR + 2.50%, 1.00% Floor	4.10%	08/18/22	$5,511,895
				46,113,806
	Railroads – 0.1%
343,038	Genesee & Wyoming, Inc., Term Loan B, 3 Mo. LIBOR + 2.00%, 0.00% Floor	3.91%	11/05/26	340,750
	Real Estate Services – 0.3%
945,148	Realogy Corporation, Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor	3.90%	02/08/25	904,979
	Research & Consulting Services – 0.1%
470,454	Trans Union, LLC, Term Loan B5, 1 Mo. LIBOR + 1.75%, 0.00% Floor	3.35%	11/13/26	465,895
	Restaurants – 1.4%
4,220,619	1011778 B.C. Unlimited Liability Company (Restaurant Brands) (aka Burger King/Tim Horton’s), Term Loan B-4, 1 Mo. LIBOR + 1.75%, 0.00% Floor	3.35%	11/14/26	4,146,758
556,839	IRB Holding Corp. (Arby’s/Inspire Brands), Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.38%	02/05/25	541,526
				4,688,284
	Semiconductors – 0.9%
585,743	ON Semiconductor Corp., Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	3.60%	09/19/26	578,058
2,521,590	Western Digital Corporation, U.S. Term B-4 Loan, 1 Mo. LIBOR + 1.75%, 0.00% Floor	3.35%	04/29/23	2,483,766
				3,061,824
	Specialized Consumer Services – 2.9%
331,559	Aramark Services, Inc., Term Loan B-4, 1 Mo. LIBOR + 1.75%, 0.00% Floor	3.35%	12/31/26	329,281
160,000	Asurion, LLC, Second Lien Replacement B-2 Term Loan, 1 Mo. LIBOR + 6.50%, 0.00% Floor	8.10%	08/04/25	160,200
9,272,659	Asurion, LLC, Term Loan B6, 1 Mo. LIBOR + 3.00%, 0.00% Floor	4.60%	11/03/23	9,172,237
				9,661,718
	Specialty Chemicals – 1.7%
5,822,021	H.B. Fuller Company, Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	3.65%	10/20/24	5,734,691
	Systems Software – 5.2%
858,364	Applied Systems, Inc., 1st Lien Term Loan, 3 Mo. LIBOR + 3.25%, 1.00% Floor	5.19%	09/13/24	847,420
477,443	Applied Systems, Inc., 2nd Lien Term Loan, 3 Mo. LIBOR + 7.00%, 1.00% Floor	8.94%	09/13/25	485,116
562,067	Avast Software B.V. (Sybil), Term Loan B, 3 Mo. LIBOR + 2.25%, 1.00% Floor	4.19%	09/30/23	559,116
1,105,591	Dynatrace, LLC, Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.85%	08/23/25	1,095,232
1,259,264	Misys Financial Software Ltd. (Almonde, Inc.)(Finastra), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	5.28%	06/13/24	1,198,404
3,817,351	Riverbed Technology, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.86%	04/24/22	3,454,703

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)
Portfolio of Investments (Continued)
February 29, 2020 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Systems Software (Continued)
$2,643,105	SS&C European Holdings, S.a.r.l, Term Loan B-3, 1 Mo. LIBOR + 1.75%, 0.00% Floor	3.35%	04/16/25	$2,605,652
1,856,194	SS&C European Holdings, S.a.r.l, Term Loan B-4, 1 Mo. LIBOR + 1.75%, 0.00% Floor	3.35%	04/16/25	1,829,892
1,676,871	SS&C European Holdings, S.a.r.l, Term Loan B-5, 1 Mo. LIBOR + 1.75%, 0.00% Floor	3.35%	04/16/25	1,654,652
1,277,179	SUSE (Marcel Lux IV SARL), Facility B1 USD, 1 Mo. LIBOR + 3.25%, 0.00% Floor	4.85%	03/15/26	1,251,635
2,605,456	Vertafore, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	4.85%	06/15/25	2,540,736
				17,522,558
	Technology Hardware, Storage & Peripherals – 3.2%
10,884,084	Dell International, LLC, Term Loan B, 1 Mo. LIBOR + 2.00%, 0.75% Floor	3.61%	09/16/25	10,744,659
	Total Senior Floating-Rate Loan Interests			484,341,111
	(Cost $496,513,711)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (c) – 0.7%
	Food Retail – 0.3%
1,168,000	Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s, LLC (d)	3.50%	02/15/23	1,172,380
	Paper Packaging – 0.4%
1,377,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu. (d)	7.00%	07/15/24	1,392,498
	Total Corporate Bonds and Notes			2,564,878
	(Cost $2,584,984)

Shares	Description	Value
MONEY MARKET FUNDS (c) – 3.0%
10,000,000	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.44% (e)	10,000,000
	(Cost $10,000,000)
	Total Investments – 147.7%	496,905,989
	(Cost $509,098,695) (f)
	Outstanding Loans – (31.8)%	(107,000,000)
	Net Other Assets and Liabilities – (15.9)%	(53,481,465)
	Net Assets – 100.0%	$336,424,524

(a)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR period, spread and floor, but different LIBOR reset dates.
(b)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(c)	All of these securities are available to serve as collateral for the outstanding loans.

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)
Portfolio of Investments (Continued)
February 29, 2020 (Unaudited)
(d)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At February 29, 2020, securities noted as such amounted to $2,564,878 or 0.7% of net assets.
(e)	Rate shown reflects yield as of February 29, 2020.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of February 29, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $91,431 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $12,284,137. The net unrealized depreciation was $12,192,706.

DIP	Debtor in Possession
LIBOR	London Interbank Offered Rate

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of February 29, 2020 is as follows:
	Total Value at 2/29/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Senior Floating-Rate Loan Interests*	$ 484,341,111	$ —	$ 484,341,111	$ —
Corporate Bonds and Notes*	2,564,878	—	2,564,878	—
Money Market Funds	10,000,000	10,000,000	—	—
Total Investments	$ 496,905,989	$ 10,000,000	$ 486,905,989	$—

*	See Portfolio of Investments for industry breakout.